UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Offit Capital Advisors LLC
Address: 485 Lexington Avenue
         24th Floor
         New York, NY  10017

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vincent Rella
Title:     Chief Financial Officer
Phone:     212-588-3240

Signature, Place, and Date of Signing:

     /s/ Vincent Rella     New York, NY/USA     February 7, 2011


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-06213                      Eagle Global Advisors LLC
       28-10713                      Wesley Capital Management, LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $42,032 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INDIA FD INC                   COM              454089103     3975   113216 SH       OTHER                       0        0   113216
ISHARES INC                    MSCI MEX INVEST  464286822     4799    77508 SH       OTHER                       0        0    77508
ISHARES INC                    MSCI TURKEY FD   464286715     2637    39824 SH       OTHER                       0        0    39824
ISHARES INC                    MSCI BRAZIL      464286400     2630    33982 SH       OTHER                       0        0    33982
ISHARES TR                     MSCI PERU CAP    464289842     3455    68604 SH       OTHER                       0        0    68604
ISHARES TR                     MSCI EMERG MKT   464287234     4983   104591 SH       OTHER                       0        0   104591
MARKET VECTORS ETF TR          INDONESIA ETF    57060U753     4852    55568 SH       OTHER                       0        0    55568
MARKET VECTORS ETF TR          BRAZL SMCP ETF   57060U613     1792    31070 SH       OTHER                       0        0    31070
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506     5004   131996 SH       OTHER                       0        0   131996
MORGAN STANLEY CHINA A SH FD   COM              617468103     2796   102241 SH       OTHER                       0        0   102241
MORGAN STANLEY EMER MKTS DEB   COM              61744H105     2212   136941 SH       OTHER                       0        0   136941
TEMPLETON RUS AND EAST EUR F   COM              88022F105     2897   126486 SH       OTHER                       0        0   126486